Redeemable Convertible Preferred Stock and Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders’ Equity	Redeemable Convertible Preferred Stock and Stockholders’ Equity
Prior to the IPO, the authorized capital stock of the Company included 9,898,400 shares of preferred stock, of which 3,379,400 shares have been designated as Series A Redeemable Convertible Preferred Stock, 1,837,600 shares have been designated as Series A-1 Redeemable Convertible Preferred Stock and 4,681,400 shares have been designated as Series B Convertible Preferred Stock (collectively the “Preferred Stock”).
Immediately prior to the closing of the IPO, the outstanding shares of Preferred Stock were converted on a three-for-one basis into 29,695,200 shares of common stock. The holders of the Company’s Preferred Stock had certain voting, dividend, and redemption rights, as well as liquidation preferences and conversion privileges. All rights, preferences, and privileges associated with the preferred stock were terminated at the time of the Company’s IPO in conjunction with the conversion of all outstanding shares of Preferred Stock into shares of common stock.
As of September 30, 2021, the total number of shares of all classes of stock which the Company shall have authority to issue was (i) 1,000,000,000 shares of Class A common stock, par value $0.00001 per share, and (ii) 160,000,000 shares of Class B common stock, par value $0.00001 per share, and (iii) 100,000,000 undesignated shares of Preferred Stock, par value $0.00001 per share.
Each share of Class A common stock entitles the holder to one vote for each share on all matters submitted to a vote of the Company's stockholders at all meetings of stockholders and written actions in lieu of meetings. Each share of Class B common stock entitles the holder to ten votes for each share on all matters submitted to a vote of the Company's stockholders at all meetings of stockholders and written actions in lieu of meetings.
Holders of Class A common stock and Class B common stock are entitled to receive dividends, when and if declared by the board of directors (the “Board”).
Each share of Class B common stock is convertible into one share of Class A common stock at the option of the holder at any time. Automatic conversion shall occur upon the occurrence of (i) a Transfer, as defined in the amended and restated certificate of incorporation, of such share of Class B common stock, (ii) the affirmative vote of at least two-thirds of the outstanding shares of Class B common stock, voting as a single class, or (iii) on or after the earlier to occur of (a) the seventh year anniversary of the effectiveness of the amended and restated certificate of incorporation or (b) the date on which the outstanding shares of Class B common stock represents less than 10% of the aggregate number of the then outstanding shares of Class A common stock and Class B common stock. Further, upon either the death or incapacitation of a holder of Class B common stock, the shares held by such shareholder shall automatically be converted into one share of Class A common stock.
Stock Split
On March 15, 2021, the Board approved a 3-for-1 stock-split of the Company’s common stock. The stock split was approved by the stockholders on March 15, 2021 and became effective on March 15, 2021. Upon the effectiveness of the stock split, (i) every one share of common stock outstanding was increased to 3 shares of common stock, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionally increased on a 3-for-1 basis, and (iii) the exercise price of each outstanding option to purchase common stock was proportionately decreased on a 3-for-1 basis. Additionally, shares of common stock reserved for issuance upon the conversion of the Company’s Preferred Stock were proportionately increased on a 3-for-1 basis and the respective conversion prices of the Preferred Stock were proportionately reduced. All share and per share data shown in the accompanying consolidated financial statements and related notes have been retroactively revised to reflect the stock split.
Common Stock Reserved for Future Issuance
As of September 30, 2021, the Company had reserved the following shares of common stock for future issuance:

Options outstanding	7,064,945
Options reserved for future issuance	12,730,521
Restricted stock outstanding	156,852
Restricted stock units	164,487
Total authorized shares of common stock reserved for future issuance	20,116,805
Redeemable Convertible Preferred Stock and Stockholders’ Equity
As of December 31, 2019 and 2020, the total number of shares of all classes of stock which the Company shall have authority to issue was (i) 300,000,000 shares of common stock, par value $0.00001 per share, and (ii) 9,898,400 shares of Preferred Stock, par value $0.00001 per share, of which 3,379,400 shares are designated Series A Preferred Stock, 1,837,600 shares are designated Series A-1 Preferred Stock, and 4,681,400 shares are designated Series B Preferred Stock.
Stock Split
On December 19, 2019, the Company’s Board of Directors (the “Board”) approved a 100-for-1 stock-split of the Company’s common stock and preferred stock. Upon the effectiveness of the stock split, (i) every one share of common stock outstanding were increased to 100 shares of common stock, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionally increased on a 100-for-1 basis, (iii) the exercise price of each outstanding option to common stock was proportionately decreased on a 100-for-1 basis, and (iv) every one share of each class of preferred stock outstanding were increased to 100 shares of preferred stock for the applicable class. All share and per share data shown in the accompanying consolidated financial statements and related notes have been retroactively revised to reflect the stock split.
Common Stock
Each share of common stock entitles the holder to one vote for each share on all matters submitted to a vote of the Company’s stockholders at all meetings of stockholders and written actions in lieu of meetings.
Holders of common stock are entitled to receive dividends, when and if declared by the Board.
Preferred Stock
The holders of the Preferred Stock have certain rights, preferences, privileges and restrictions with respect to voting, dividends, liquidation, and conversion as follows:
Voting Rights
The holders of the Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each holder of Preferred Stock is entitled to one vote for each whole share of common stock into which the shares of Preferred Stock held by such holder are convertible at the date of record.
Conversion
Each share of the Preferred Stock, at the option of the holder, is convertible into a number of fully paid and non-assessable shares of common stock as determined by dividing the respective Original Issue Price of the Series A, Series A-1, and Series B Preferred Stock by the conversion price in effect at the time. As of December 31, 2019 and 2020, the conversion price, which was equal to the Original Issue Price in all cases, is $0.79 for Series A Preferred Stock, $0.91 for Series A-1 Preferred Stock, and $1.71 for Series B Preferred Stock, and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation.
Conversion is mandatory upon the closing of an initial public offering of at least 15% of the then outstanding shares of the Company’s common stock with gross proceeds to the Company of at least $80,000.
The Company evaluated each series of its Preferred Stock and determined that each individual series is considered an equity host. In making this determination, the Company’s analysis followed the whole instrument approach which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company’s analysis was based on a consideration of the economic characteristics and risks of each series of Preferred Stock. More specifically, the Company evaluated all of the stated and implied substantive terms and features, including: (1) whether the Preferred Stock included redemption features, (2) how and when any redemption features could be exercised, (3) whether the holders of Preferred Stock were entitled to dividends, (4) the voting rights of the Preferred Stock and (5) the existence and nature of any conversion rights. As a result of the Company’s conclusion that the Preferred Stock represents an equity host, the conversion feature of all series of Preferred Stock is considered to be clearly and closely related to the associated Preferred Stock host instrument. Accordingly, the conversion feature of all series of Preferred Stock is not considered an embedded derivative that requires bifurcation.
The Company accounts for potential beneficial conversion features at the time of issuance. The Company’s common stock into which each series of the Company’s Preferred Stock is convertible had an estimated fair value less than the effective conversion prices of the Preferred Stock at the time of each of the issuances of Preferred Stock. Therefore, there was no intrinsic value on the respective commitment dates. In addition, the Company considered the other features included within the Preferred Stock and determined that none of the other features required bifurcation and separate accounting.
At December 31, 2019 and 2020, there were 29,695,200 shares of the Company’s common stock that have been reserved for conversion of the outstanding shares of Preferred Stock.
Dividends
The holders of shares of Preferred Stock shall be entitled to receive noncumulative dividends, out of any assets legally available therefor, payable when, as, and if declared by the Company’s Board of Directors. The Company may not pay any dividends on shares of common stock of the Company unless the holders of Preferred Stock then outstanding simultaneously receive dividends equal to 50% of the dividend declared. Any partial payment shall be made ratably among the holders of Preferred Stock in proportion to the payment each such holder would receive if the full amount of such dividends were paid.
Any additional dividends shall be distributed among all holders of common stock and all holders of Preferred Stock in proportion to the number of shares of common stock which would be held by each such holder if all shares of each such series of Preferred Stock were converted to common stock at the then effective conversion rate for such series of Preferred Stock.
Liquidation Preference
In the event of any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Series B Preferred Stock are entitled to receive an amount per share equal to the Original Issue Price, subject to appropriate adjustment, plus all dividends accrued or declared but unpaid (the “Series B Liquidation Amount”). No payment shall be made to the holders of Series A Preferred Stock, Series A-1 Preferred Stock or common stock unless and until full payment has been made to the holders of Series B Preferred Stock. If the funds available upon liquidation are insufficient to satisfy in full the Series B Liquidation Amount, the assets of the Company shall be shared ratably among the holders of the Series B Preferred Stock based upon their respective amounts, which would be payable with respect to the shares held by them if amounts were paid in full.
After payment has been made to the holders of Series B Preferred Stock, the holders of Series A and Series A-1 Preferred Stock are entitled to receive an amount per share equal to the Original Issue Price, subject to appropriate adjustment, plus all dividends accrued or declared but unpaid (the “Series A Liquidation Amount”). No payment shall be made to the holders of common stock unless and until full payment has been made to the holders of Series A and Series A-1 Preferred Stock. If the funds available upon liquidation are insufficient to satisfy in full the Series A Liquidation Amount, the assets of the Company shall be shared ratably among the holders of the Series A and Series A-1 Preferred Stock based upon their respective amounts, which would be payable with respect to the shares held by them if amounts were paid in full.
Thereafter, the remaining assets available for distribution shall be distributed among the holders of common stock, pro rata, based on the number of shares held by each such holder.
Redemption
At the discretion of the investor majority, the holders of the Series A and Series A-1 Preferred Stock may request that the Company redeem their shares in three equal installments at any time on or after March 6, 2022. The redemption price per share shall be equal to the greater of (i) the Original Issue Price of the Series A and A-1 Preferred Stock, less any Excess Dividends, and (ii) the fair market value, less any Excess Dividends. "Excess Dividend", as defined in the Company’s certificate of incorporation, means with respect to each share of Preferred Stock the amount constituting cumulative excess of the Preferred Dividends actually received by the holder(s) of such Preferred Stock over the amount of dividends that such holder(s) of such Preferred Stock would have received pro-rata with the Common Stock on an as-converted to Common Stock basis. Additionally, a redemption request may be made from September 6, 2021 through March 6, 2022 if the highest valuation of the Company proposed by any acquirer is less than $500 million and the stockholders (other than the holders of the Series A Preferred Stock and Series A-1 Preferred Stock) elected not to effect an Exit (as defined). If a redemption request is made pursuant to this provision, the redemption price per share shall be equal to the highest price per share of capital stock of the Company proposed by an Acquirer in an Exit Process.
If the Company does not have sufficient funds legally available to redeem all Preferred Shares to be redeemed at a redemption date or upon liquidation, then the Company will redeem or liquidate such shares ratably to the extent possible.
As the Series A and Series A-1 Preferred Stock may become redeemable upon an event that is outside of the control of the Company, the value of the Series A and A-1 Preferred Stock has been classified outside of permanent equity. The Company recorded all Series A and A-1 Preferred Stock at their respective transaction prices on the dates of issuance less issuance costs. The Company adjusts the carrying value of the Preferred Stock to the redemption value when it is probable that the redemption will occur. As of the date of issuance, and at each reporting period thereafter, the Company concluded that it was not probable that the Series A and A-1 Preferred Stock would become redeemable due to the likelihood of events outside the Preferred Stockholder’s control. As a result, the Company has not adjusted the carrying value of the redeemable convertible preferred stock.
The Series B Preferred Stock do not have redemption rights.
Share Purchase Option
In connection with the closing of the Series A Preferred Stock financing, the Company issued a Share Purchase Option to the Series A Preferred Stock investor that allowed the investor to purchase up to 1,837,600 additional shares of Preferred Stock with an exercise price of $2.72 per share. The Share Purchase Option had a term of two years from the issuance date of the Series A Preferred Stock. In February 2019, the investor exercised the Share Purchase Option in full for a total purchase price of $5,000.
The Company recorded the fair value of the Share Purchase Option on its consolidated balance sheet as the Share Purchase Option is a free-standing financial instrument that may require the Company to transfer equity upon exercise. The Share Purchase Option was recorded at fair value on the date of issuance (February 2017). Changes in fair value of the Share Purchase Option were recognized as a component of other income, net in the consolidated statements of operations and comprehensive loss. The Company continued to adjust the fair value of the Share Purchase Option until the exercise of such option in February 2019.
The estimated fair value of the Share Purchase Option as of December 31, 2018 was $4,367. Upon exercise in February 2019, the estimated fair value of the Share Purchase Option was $5,270. For the year ended December 31, 2019, the Company recorded other expense of $903 related to the change in fair value of the Share Purchase Option. Upon exercise of the Share Purchase Option, the carrying value of the liability was reclassified to Series A-1 Preferred Stock.
The market approach was used to estimate the fair value of the Share Purchase Option at December 31, 2018 and at the exercise date in February 2019. This approach considers multiples of financial metrics based on guideline public companies with similar operating characteristics of the Company. These multiples are then applied to the Company’s financial metrics to derive a range of indicated fair values. The Company utilized the Option Pricing Method, or OPM, to allocate the indicated total equity value of the Company fair value among the various holders of the Company’s capital stock (preferred stock, common stock, and options) to derive the values of the Share Purchase Option. The following table represents the key inputs used in the fair value calculation as of the date of exercise (February 20, 2019):

Risk free interest rate	2.50%
Time to exit (in years)	3
Expected volatility	40.90%
Expected dividend yield	0.00%
Fair value of Share Purchase Option (per share)	$2.87
Common Stock Reserved for Future Issuance
As of December 31, 2020, the Company had reserved the following shares of common stock for future issuance:

Conversion of Series A Preferred Stock	10,138,200
Conversion of Series A-1 Preferred Stock	5,512,800
Conversion of Series B Preferred Stock	14,044,200
Options reserved for future issuance	1,938,321
Options outstanding	7,611,258
Restricted stock outstanding	156,852
Total authorized shares of common stock reserved for future issuance	39,401,631